Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term Investments [Member]
Investments	$ 29,186	$ 29,054
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Investments	29,186	29,054
Money Market Funds [Member]
Money market funds	170	171
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Money market funds	$ 170	$ 171